Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (6,752)	$ (14,999)	$ (32,623)	$ (46,705)	$ (6,998)
Adjustments to reconcile net loss to net cash used in operating activities:
Recognition of deferred revenue		(87)	(148)	(3,536)	(57,860)
Amortization of premium on marketable securities, net	97	225	775	908	937
Depreciation and amortization	48	69	351	547	2,212
Stock-based compensation expense	870	825	3,472	5,216	7,846
Loss (gain) on disposal of property and equipment			(14)	213	(55)
Income tax expense (benefit) from other comprehensive income	21		72	7	(101)
Changes in operating assets and liabilities:
Current receivable	68	(64)	131	226	(1,162)
Other assets	294	135	565	527	2,017
Accounts payable and accrued expenses	907	(1,098)	(7,212)	1,985	(11,515)
Deferred license fee revenue		148	148		440
Net cash used in operating activities	(4,447)	(14,846)	(34,483)	(40,612)	(64,239)
Investing activities
Purchase of investments in marketable securities		(7,146)	(7,169)	(57,551)	(120,972)
Proceeds from sale of investments in marketable securities	21,025	9,069	40,991	69,882	159,538
Purchase of property and equipment			(4)	(92)	(333)
Proceeds from sale of property and equipment	12	12	38	1,170	1,589
Net cash provided by investing activities	21,037	1,935	33,856	13,409	39,822
Financing activities
Excess tax benefits from stock-based compensation		3,412	3,412
Principal payments on long-term debt		(218)	(1,136)	(851)	(1,240)
Proceeds from issuance of common stock, net	93	273	296	299	614
Net cash provided by (used in) financing activities	93	3,467	2,572	(552)	(626)
Net increase (decrease) in cash and cash equivalents	16,683	(9,444)	1,945	(27,755)	(25,043)
Cash and cash equivalents at beginning of period	56,430	54,485	54,485	82,240	107,283
Cash and cash equivalents at end of period	$ 73,113	$ 45,041	$ 56,430	$ 54,485	$ 82,240